Other gain (loss) (Tables)	12 Months Ended
Mar. 31, 2017
Other gain (loss)
Schedule of other gain (loss)

	Year ended March 31,
	2017	2016	2015
Government grants	$3,415	$2,885	$—
Operating rent income	958	997	1,374
Other gain/(loss)	746	65	56

Total other income/expenses	$5,119	$3,947	$1,430